Cover	Aug. 20, 2021
Cover [Abstract]
Entity Registrant Name	AEROCENTURY CORP.
Entity Central Index Key	0001036848
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 20, 2021
Entity File Number	000-1036848
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3263974
Entity Address Address Line 1	1440 Chapin Avenue
Entity Address Address Line 2	Suite 310
Entity Address City Or Town	Burlingame
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94010
City Area Code	650
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	340-1888
Security 12b Title	Common Stock, par value $0.001 per share